Fees Summary	Sep. 04, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,236,064,110.80
Previously Paid Amount	0.00
Total Fee Amount	308,800.45
Total Offset Amount	0.00
Net Fee	$ 308,800.45